Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

11.          Stock-Based Compensation

2007 Long-Term Incentive Plan

Our 2007 Long-Term Incentive Plan (the “Plan”) was adopted by the Board of Directors in July 2007. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over four years for employees, at the rate of 25% of total shares underlying the option each year, and over three years for non-employees, with 25% vesting upon grant and 25% vesting each year thereafter. Under the Plan, a total of 2,000,000 shares of common stock were initially reserved for issuance.

A summary of option activity for the nine months ended September 29, 2012 is as follows:

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2011	1,261,000	$3.73
Granted	15,000	1.00
Exercised	—	—
Cancelled	(90,000)	4.23
Options outstanding at September 29, 2012	1,186,000	$3.66

The assumptions used in the Black-Scholes option-pricing model for the nine months ended September 29, 2012 are as follows:

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

Stock-based compensation expense for each of the periods presented is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

8. Stock-Based Compensation

2007 Long-Term Incentive Plan

        Our 2007 Long-Term Incentive Plan (the "Plan"), was adopted by the Board of Directors and approved by our stockholders in July 2007. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employee, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over four years for employees, at the rate of 25% of total shares underlying the option each year, and over three years for non-employees, with 25% vesting upon grant and 25% vesting each year thereafter. Under the Plan, a total of 2,000,000 shares of common stock were initially reserved for issuance. As of December 31, 2011, we have 515,500 shares of common stock available for issuance under the Plan.

        A summary of option activity is as follows:

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2009	598,000	$3.08
Granted	215,000	7.00
Exercised	—	—
Forfeited and cancelled	—	—

Options outstanding at December 31, 2010	813,000	$4.12

Granted	688,000	3.41
Exercised	(87,500)	1.00
Forfeited and cancelled	(152,500)	5.93

Options outstanding at December 31, 2011	1,261,000	$3.73

        A summary of the status of our unvested shares during the year ended and as of December 31, 2011 is as follows:

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2010	400,250	$2.67
Granted	688,000	1.57
Vested	(190,125)	1.82
Forfeited and cancelled	(137,125)	3.05

Unvested at December 31, 2011	760,625	$1.86

        Information about stock options outstanding, vested and expected to vest as of December 31, 2011, is as follows:

Outstanding, Vested and Expected to Vest			Options Vested
Per Share Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)
$1.00	234,000	5.86	$1.00	233,000	5.86
1.62	5,000	9.91	1.62	—	—
2.00	418,000	9.72	2.00	35,625	9.04
3.21	15,000	9.39	3.21	—	—
5.25	130,000	9.33	5.25	—	—
5.83	174,000	6.80	5.83	164,250	6.81
6.00	30,000	7.68	6.00	15,000	7.68
6.10	95,000	9.18	6.10	—	—
7.00	160,000	8.07	7.00	52,500	8.07

	1,261,000	8.26	3.44	500,375	5.86

        The cumulative grant date fair value of employee options vested during the years ended December 31, 2011, 2010 and 2009 was $244,000, $118,000 and $67,000, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $58,000, $0 and $5,000, respectively. Total proceeds received for options exercised during the year ended December 31, 2011, 2010 and 2009 were $87,500, $0 and $1,000, respectively. On an aggregated basis, as of December 31, 2011, there was no intrinsic value for our total outstanding options and for our options exercisable.

        As of December 31, 2011, 2010 and 2009, total compensation expense related to unvested employee stock options not yet recognized was $944,000, $608,000 and $297,000, respectively, which is expected to be allocated to expenses over a weighted-average period of 2.72, 1.88 and 2.22 years, respectively.

        The assumptions used in the Black-Scholes option-pricing model for the years ended December 31, 2011, 2010 and 2009 are as follows:

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Nonemployee Stock-Based Compensation

        We account for stock options granted to nonemployees in accordance with FASB ASC 718. In connection with stock options granted to nonemployees we recorded $30,000, $388,000 and $342,000 for nonemployee stock-based compensation during the years ended December 31, 2011, 2010 and 2009, respectively. These amounts were based upon the fair value of the vested portion of the grants.

        Amounts expensed during the remaining vesting period will be determined based on the fair value at the time of vesting.

Restricted stock awards

        A summary of restricted stock award activity is as follows:

	Number of Shares	Weighted Average Fair Value
Awards outstanding at December 31, 2010	—	—
Granted	135,000	$5.89
Vested	—	—
Cancelled	—	—

Awards outstanding at December 31, 2011	135,000	$5.89

        The fair value of each restricted stock award is equal to the fair market value of our common stock at the date of grant. Restricted stock awards vest over a period of time that varies with the purpose of the individual award. As of December 31, 2011, outstanding awards vest over a range of one to four years. The estimated fair value of restricted stock awards, including the effect of estimated forfeitures, is recognized on a straight-line basis over the restricted stock's vesting period. We recorded stock-based compensation expense for restricted stock grants of $159,000 for the year ended December 31, 2011.

Common Stock Purchase Options issued to underwriters

        In conjunction with the completion of our initial public offering in February 2011, we issued to the underwriters and their designees options to purchase an aggregate of 103,125 shares of our common stock at an exercise price of $10.00, or 125% of the purchase price of shares sold in the IPO. These options have a five year term and become exercisable on February 10, 2012, one year after the effective date of the IPO. These options were not issued under our 2007 Long-Term Incentive Plan.